Financial Expense, Net - Schedule of Financial Income (Expense), Net (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial income:
Warrants	$ 0.0	$ 62.9	$ 0.0
Interest on cash and cash equivalents and financial	105.8	43.8	17.9
Interest on receivables	13.7	4.2	3.1
Financial structuring	8.3	0.0	0.0
Residual value guarantee	0.0	0.0	52.0
Phantom shares (LTI)	0.0	5.0	0.0
Derivative financial instruments	0.0	5.2	0.0
Others	0.8	0.8	1.8
Total financial income	128.6	121.9	74.8
Financial expenses:
Warrants	(29.6)	0.0	0.0
Interest	(213.7)	(204.6)	(240.7)
IOF - (tax on financial transactions)	(12.2)	(2.1)	(0.9)
Interest on taxes, social charges and contributions	(7.3)	(6.8)	(3.2)
Financial restructuring costs	(3.2)	(12.1)	(2.4)
Phantom shares (LTI)	(31.4)	0.0	(17.7)
Others	(24.5)	(19.8)	(9.3)
Total financial expenses	(321.9)	(245.4)	(274.2)
Financial expenses, net	$ (193.3)	$ (123.5)	$ (199.4)